Other income (expenses), net (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Credit assignment results		R$ 8
Non-operating income	807	760	7,211
Addition/reversal of other provisions	1,913	2,966	(373)
Interest on lease liabilities	31,607	33,388	22,278
Tax Incentive (1)	46,513	39,140	24,272
Partnership Program Expense (2)	(51,654)	(43,166)	(4,302)
Other operating expense	(5,617)	(23,870)	(11,704)
Total Other income (expense), net	R$ (39,645)	R$ (57,550)	R$ (7,174)